Summary of Significant Accounting Policies (Synchrony Financial Exchange Offer) (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended
	Aug. 05, 2014	Mar. 31, 2016	Dec. 31, 2015
Synchrony Exchange Offer
Common stock, shares		9,195,657,000	9,379,288,000
Common stock, shares authorized		13,200,000,000
Common stock, par value per share		$ 0.06
Synchrony Financial
Synchrony Exchange Offer
Proceeds from IPO	$ 2,800
Sale of stock, percentage of ownership after transaction	84.60%
Gain (loss) on disposal of discontinued operations		$ 3,429